Taxes (Schedule For The Principal Reasons For Difference In Effective And Statutory Tax Rates) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes [Abstract]
Statutory federal income tax rate	35.00%	35.00%	35.00%
State and local income tax rate, net of federal tax benefits	(1.00%)	1.40%	1.50%
Affordable Housing Credit	(1.80%)	(1.30%)	(1.00%)
Employee benefits including ESOP dividend	(1.40%)	(1.20%)	(1.60%)
Medicare Part D subsidy charge		6.90%
Equity in earnings from unconsolidated businesses	(1.90%)	(1.60%)	(1.60%)
Noncontrolling interest	(23.00%)	(19.50%)	(16.00%)
Other, net	(3.20%)	(0.30%)	(2.10%)
Effective income tax rate	2.70%	19.40%	14.20%